Financial income (expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income	$ 4,959	$ 2,122	$ 2,481
Interest expense:
Interest expense	(9,163)	(6,110)	(3,769)
Commitment fees	(1,587)	(2,162)	(1,729)
Amortization of debt issuance cost	(4,287)	(379)	(379)
Capitalized interest	5,447	8,299	5,763
Total interest expense	(9,590)	(352)	(114)
Loss on derivative financial instruments	(161)	0	0
Other items, net:
Foreign exchange gain (loss)	92	85	0
Bank charges and fees	(84)	0	0
Withholding tax on interest expense and other	(2,374)	(1,106)	(1)
Total other items, net	(2,366)	(1,021)	(1)
Total financial income (expense), net	$ (7,158)	$ 749	$ 2,366